UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

Hatteras Capital Investment Management, LLC

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Name and address of agent for service)

Registrant’s telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE- HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
ANF Immobilier	ANF FP	N/A

Proposal 0.1: Reports of the Executive Board, comments of the Supervisory Board and reports of he Statutory Auditors; approval of the corporate financial statements for the financial year ended December 31, 2012

					Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A		Proposal 0.2: Allocation of Income for the financial year and distribution of the dividend	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A

Proposal 0.3: Reports of the Executive Board, comments of the Supervisory Board and reports of the Statutory Auditors; approval of the consolidated financial statements for the financial year ended December 31, 2012

					Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A		Proposal 0.4: Special report of the Statutory Auditors on the Agreements pursuant to Article L.225-86 of the Commercial Code and approval of these Agreements	Board of Directors	Yes	For	For Mgt

ANF Immobilier	ANF FP	N/A	Proposal 0.5: Renewal of term of Mr. Alain Lemaire as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.6: Renewal of term of Mr. Fabrice de Gaudemar as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.7: Renewal of term of Mrs. Isabelle Xoual as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.8: Appointment of Mr. Sebastien Didier as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A

Proposal 0.9: Approval of the agreements and commitments pursuant to Articles L.225-86 and L.225-90-1 of the Commercial Code regarding Mr. Bruno Keller following his renewal of term as Chairman of the Executive Board — Presentation of the Special report of the Statutory Auditors

				Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.10: Approval of the agreements and commitments pursuant to Articles L.225-86 and L.225-90-1 of the Commercial Code regarding Mr. Xavier de Lacoste Lareymondie following his	Board of Directors	Yes	For	For Mgt

renewal of term as Executive Board member and CEO — Presentation of the Special report of the Statutory Auditors
ANF Immobilier	ANF FP	N/A	Proposal 0.11: Appointment of Mrs. Anik Chaumartin as deputy Statutory Audito	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.12: Authorization for a share repurchase program allowing the Company to repurchase its own shares	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal E.13: Amendment to Article 8 of the Bylaws — Information on ownership of share capital	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal E.14: Authorization to the Executive Board to reduce share capital by cancellation of shares repurchased pursuant to share repurchased programs	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A

Proposal E.15: Power to the Chairman of the Executive Board or to his/her authorized representative and to the bearer of an original, a copy or an extract of the minutes of this meeting to carry out all legal formalities

				Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	Proposal 1: Resolution on the appropriation of retained profit	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	Proposal 2: Resolution on the ratification of the actions of the members of the Board of Management for financial year 2011/2012	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	Proposal 3: Resolution on the ratification of the actions of the members of the Supervisory Board for financial year 2011/2012	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	Proposal 4: The Supervisory Board proposes that KPMG AG Wiitschaftsprilftulgsgesellschaft Frankfurt am Main, be appointed as auditors for financial year 2012/2013	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	Proposal 5: By-election to the Supervisory Board — Mr. Wilken Frelherr von Hodenberg	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	Proposal 6: Resolution on amendments to the Supervisory board remuneration	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	Proposal 7: Resolution on the conversion of bearer shares into registered shares and corresponding changes to the	Board of Directors	Yes	For	For Mgt

Articles of Association and amendments to Annual Meeting resolutions
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	Proposal 8: Resolution on amendments to the Articles of Association in respect of renaming of the Federal Gazette and the submission of data by electronic means	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal 0.1: Approval of the corporate financial statements for the financial year ended December 31, 2012	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal 0.2: Allocation of income for the financial year and distribution of the dividend	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal 0.3: Approval of the consolidated financial statements for the financial year ended December 31, 2012	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal 0.4: Approval of the agreements pursuant to Article L.225-86 of the Commercial Code	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal 0.5: Renewal of term of Mr. Jean Laurent as Supervisory Board member	Board of Directors	Yes	For	For Mgt

Eurazeo Ord	RF FP	N/A	Proposal 0.6: Renewal of term of Mr. Kristen van Riel as Supervisory Board member	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal 0.7: Renewal of term of Mr. Jacques Veyrat as Supervisory Board member	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal 0.8: Appointment of Mrs. Stephane Pallez as Supervisory Board member	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal 0.9: Authorization for a share repurchase program allowing the Company to repurchase its own shares	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal E.10: Amendment to Article 8 of the Bylaws — Information on ownership of share capital	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal E.11: Authorization to the Executive Board to reduce share capital by cancellation of shares repurchased pursuant to share repurchased programs	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	Proposal E.12: Authorization to the Executive Board to grant shares subscription or purchase options to employees and corporate officers of the Company and/or affiliated companies	Board of Directors	Yes	For	For Mgt

Eurazeo Ord PLC	RF FP	N/A

Proposal E.13 Delegation of authority to the Executive Board to increase share capital by issuing shares and/or securities giving immediate or future access to capital reserved for members of a company savings plan

				Board of Directors	Yes	For	For Mgt
Eurazeo Ord PLC	RF FP	N/A

Proposal E.14: Delegation of authority to the Executive Board in case of public offering(s) on securities of the Company to Issue Company’s share subscription warrants to be allocated free of charge to shareholders

				Board of Directors	Yes	For	For Mgt
Eurazeo Ord PLC	RF FP	N/A

Proposal E.15 Powers to the Chairman of the Executive Board or to his/her authorized representative and to the bearer of an original, a copy or an extract of the minutes of this meeting to carry out all legal formalities

				Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 1: To receive the report of the Directors and the financial statements for the year ended 31 Dec 2012, together with the report of the independent auditor thereon	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 2: To approve the Directors’ remuneration report	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 3: To declare a dividend of 23.0p per share	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 4: To re-elect Mr. P gale as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 5: To re-elect Mr. R Brooman as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 6: To re-appoint Deloitte LLP as independent Auditor to the Company	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 7: To authorize the Directors to determine the Independent Auditor’s remuneration	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 8: To renew the Company’s authority to buy back its own shares	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 9: To renew the Company’s authority to issue shares under section 551 of the Companies Act 2006	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 10: To renew the Company’s authority to issue shares under sections 570 and 573 of the Companies Act 2006 without first having to offer them to existing shareholders	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 11: To authorize the Company to hold general meetings (other than annual general meetings) on 14 clear days’ notice	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 12: To approve new Articles of Association	Board of Directors	Yes	For	For Mgt
Onex Corp	OCX.TO	N/A	Proposal 1: The appointment of an auditor of the Corporation: PricewaterhouseCoopers LLP, Chartered Accountants	Board of Directors	Yes	For	For Mgt
Onex Corp	OCX.TO	N/A	Proposal 2: The authorization of the directors to fix the remuneration of the auditor	Board of Directors	Yes	For	For Mgt
Onex Corp	OCX.TO	N/A	Proposal 3.1: Election of director: William A. Etherington	Board of Directors	Yes	For	For Mgt

Onex Corp	OCX.TO	N/A	Proposal 3.2: Election of director: Peter C. Godsoe	Board of Directors	Yes	For	For Mgt
Onex Corp	OCX.TO	N/A	Proposal 3.3 Election of director: Serge Gouin	Board of Directors	Yes	For	For Mgt
Onex Corp	OCX.TO	N/A	Proposal 3.4 Election of director: Arni c. Thorsteinson	Board of Directors	Yes	For	For Mgt
Onex Corp	OCX.TO	N/A	Proposal 4: The ordinary resolution set forth in Schedule A to the accompanying Management Information Circular to approve certain amendments to the 1994 Onex Stock Option Plan	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 1: Annual Report and Accounts	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 2: Remuneration Report	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 3: Election of Stephen Duckett	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	Proposal 4: Re-election of Andrew Sykes	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 5: Re-election of Lynn Fordham	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 6: Re-election of Charles Sinclair	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 7: Re-appointment of Ernst & Young as Auditors	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 8: Authority for Directors to determine the Auditor’s remuneration	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 9: Authority to allot shares	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 10: Holding general meetings on not less than 14 clear days’ notice	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	Proposal 11: Disapplication of pre-emption rights	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 12: Authority to purchase own shares	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	Proposal 13: Adoption of new Articles of Association	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.1: Allocation of the reevaluation surplus and distribution of amounts withdrawn from the reserves as annual dividend	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A

Proposal E.2: Capital reduction of a maximum nominal amount of EUR 10,044,224 (Ten million forty-four thousand two hundred twenty-four Euros) by Company’s shares repurchase followed by cancellation of repurchased shares, and authorization granted to the Executive Board to carry out a public offering to all shareholders, and to implement the capital reduction and establish the final amount

				Board of Directors	Yes	For	For Mgt

ANF Immobilier	ANF FP	N/A	Proposal E.3: Powers to carry out all legal formalities	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A

Proposal 0.1: Report of the Executive Board, comments of the Supervisory Board and reports of the Statutory Auditors; approval of the corporate financial statements for the financial year ended December 31, 2011

				Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.2: Allocation of income and distribution of the dividend	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A

Proposal 0.3: Report of the Executive Board, comments of the Supervisory Board and reports of the Statutory Auditors; approval of the consolidated financial statements for the financial year ended December 31, 2011

				Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.4: Special report of the Statutory Auditors on the Agreements pursuant to Article L.225-86 of the commercial Code and approval of the Agreements therein	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.5: Renewal of term of Mr. Eric Le Gentil as Supervisory Board member	Board of Directors	Yes	For	For Mgt

ANF Immobilier	ANF FP	N/A	Proposal 0.6: Renewal of term of Mr. Philippe Monnier as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.7: Renewal of term of Mr. Theodore Zarifi as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.8: Renewal of term of Mazars as principal Statutory Auditor	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.9: Renewal of term of Mr. Jean-Louis Simon as deputy Statutory Auditor	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.10: Appointment of Mrs. Sabine Roux de Bezieux as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.11: Setting the overall amount of annual attendance allowances	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal 0.12: Authorization for a share repurchase program allowing the Company to repurchase its own shares	Board of Directors	Yes	For	For Mgt

ANF Immobilier	ANF FP	N/A	Proposal E.13: Authorization to the Executive Board to reduce share capital by cancellation of shares purchased under the share repurchase program	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal E.14: Delegation of authority to the Executive Board to increase share capital by incorporation of reserves, profits or issuance, merger or contribution premiums	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal E.15: Delegation of authority to the Executive Board to issue shares and/or securities providing immediate and/or future access to capital while maintaining preferential subscription rights	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A

Proposal E.16: Delegation of authority to the Executive Board to issue shares and/or securities providing immediate and/or future access to capital with cancellation of preferential subscription rights and through a public offer, or through a public offer with an exchange component

				Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal E.17: Delegation of authority to the Executive Board to issue shares and/or securities providing immediate and/or future access to capital with	Board of Directors	Yes	For	For Mgt

cancellation of preferential subscription rights through an offer pursuant to Article L.411-2, II of the Monetary and Financial Code
ANF Immobilier	ANF FP	N/A

Proposal E.18: Authorization to the Executive Board in case of issuance of shares or securities providing immediate and/or future access to capital without preferential subscription rights to set the issue price within the limit of 10% of share capital

				Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal E.19: Increasing the number of issuable shares or securities in case of capital increase with or without shareholders’ preferential subscription rights	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A

Proposal E.20: Delegation of powers to the Executive Board to carry out the issuance of shares and/or securities providing immediate and/or future access to capital, in consideration for in-kind contributions granted to the Company

				Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal E.21: Overall limitation of the amount of issuances carried out under the 15th to 20th resolutions	Board of Directors	Yes	For	For Mgt

ANF Immobilier	ANF FP	N/A

Proposal E.22: Delegation of authority to the Executive Board to carry out the share capital increase by issuing shares and/or securities providing immediate and/or future access to capital reserved for members of the company savings plan

				Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal E.23: Authorization to the Executive Board to carry out free allocations of shares to employees or corporate officers of the Company or affiliated companies	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	Proposal E.24: Powers to carry out all legal formalities	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 1: To receive the report of the Directors and the financial statements for the year ended 31 December 2011, together with the report of the Independent auditors thereon	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 2: To approve the Directors’ remuneration report	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 3: To declare a dividend of 10.0p per share	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 4: To re-elect Mr. R Mountford as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 5: To re-elect Mr. P Gale as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 6: To re-elect Mr. P L Brooke as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 7: To re-appoint Deloitte LLP as independent Auditor to the Company	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 8: To authorize the Directors to determine the Independent Auditor’s remuneration	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 9: To renew the Company’s authority to buy back its own shares	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 10: To renew the Company’s authority to issue shares Under sections 570 and 573 of the Companies Act 2006 without first having to offer them to existing shareholders	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	Proposal 11: To authorize the Company to hold general meetings (other than annual general meetings) on 14 clear days’ notice	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 1: To receive the audited financial statements for the year ended 31st December 2011	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 2: To approve the Directors’ Remuneration Report for the year ended 31st December 2011	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 3: To re-elect Richard Stone as a Director	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 4: To re-elect Jan Oosterveld as a Director	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 5: To elect Scott Longhurst as a Director	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 6: To reappoint Grant Thornton UK LLP as Auditors of the Company	Board of Directors	Yes	For	For Mgt

Candover Investments PLC	CDI LN	N/A	Proposal 7: To authorize the Directors to agree the remuneration of the Auditors	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 8: To authorize the Directors to allot shares pursuant to section 551 of the Companies Act 2006	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 9: To authorize the Directors to disapply pre-emption rights pursuant to sections 570 and 573 of the Companies Act 2006	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 10: To authorize the Company to make market purchases of its ordinary shares pursuant to section 701 of the Companies Act 2006	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 11: To approve General Meetings (other than Annual General Meetings) to be held on not less than 14 clear days’ notice	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	Proposal 12: To approve certain amendments to the Company’s articles of association	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 1: Review and approve, as the case may be, the Annual Accounts, including the Balance Sheet, Profit and Loss Account, Statements of Changes in Net Worth, Cash Flow Statements, and	Board of Directors	Yes	For	For Mgt

Notes to the Accounts, as well as the Management Report of Dinamia Capital Privado, Sociedad de Capital Riesgo, Sociedad Anonima, and the activities and performance of the Board of Directors. All of the foregoing with reference to the fiscal year 2011

Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 2: Review and approve, as the case may be, the Proposed Application of Profits of Dinamia Capital Privado, Socledad de Capital Riesgo, Sociedad Anonima, for the fiscal year 2011	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 3: Review and approve, as the case may be, the application of voluntary reserves to the legal reserve account	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 4: Review and approve, as the case may be, the distribution of dividends against the share premium account	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 5.1: Reappoint D. Emillo Carvajal Y Ballester as Director representing substantial shareholders	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 5.2: Reappoint D. Juan Arena de la Mora as Independent Director	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 5.3: Ratify and reappoint D. Javier Carretero Manzano as independent Director	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A

Proposal 6: Grant to the Board of Directors the authority to increase the corporate capital, under the limits and requirements of the Capital Companies Act, within a 5 month period from the date of its resolution by the General Meeting

				Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 7: Review and approve, as the case may be, the reappointment of Auditors of the Company	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 8.1: Amend article 8 in Title III, about share capital and the shares	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 8.2: Amend articles 10 and 13 in Title V, about the General Meeting of Share holders	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 8.3: Amend articles 18, 21 and 23 in Title VI, about the Board of Directors	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 9.1: Amend article 1 about the General Meeting of Shareholders, and article 3 about competences, in Title I	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 9.2: Amend article 4, about convening, and 5, about announcement, in Chapter I, Title II	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A

Proposal 9.3: Amend article 6, about information available from the date of the announcement, article 7, about rights of information before the General Meeting, and article 9, about proxy, introducing a new article 9 bls, about conflicts of Interest of the representative, in Chapter II, Title II

				Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 9.4: Amend article 12, about quorum, in Chapter I, title III	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 9.5: Amend article 14, about participation, and article 22, about information, in Chapter III, Title III	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 9.6: Amend article 18, about voting of proposals, article 19, about adoption and announcement of agreements, and article 22, about publicity of the agreements, in	Board of Directors	Yes	For	For Mgt

Chapter IV, Title III
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 10: Ratify and approve, as the case may be, the corporate web site	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 11: Delegate powers for the execution and public recording of the agreements, and for the filing of the accounts with the registrar of companies	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 12: Annual report about the Directors remuneration to be voted on for consultative purposes	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	Proposal 13: Information about the partial modification of the Board Regulations	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 1: to receive the financial statements and reports of the directors and auditors for the financial year ended 31 March 2012	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 2: To approve the Directors’ Remuneration Report for the Financial year ended 31 March 2012	Board of Directors	Yes	For	For Mgt

Intermediate Capital Group PLC ORD	ICP LN	N/A

Proposal 3: To declare a final dividend of 13 pence per ordinary share for the financial year ended 31 March 2012 payable on 13 July 2012 to all holders of ordinary shares on the register of members of the Company at the close of business on 1 June 2012 in respect of all ordinary shares then registered in their names

				Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 4: To reappoint Deloitte LLP as auditors of the Company to hold office as the Company’s auditors until the conclusion of the Company’s Annual General Meeting in 2013	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 5: To authorize the directors to set the remuneration of the auditors	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 6: To reappoint Justin Dowley as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 7: To reappoint Christophe Evain as a director	Board of Directors	Yes	For	For Mgt

Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 8: To reappoint Philip Keller as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 9: To reappoint Peter Gibbs as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 10: To reappoint Kevin Parry as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 11: To reappoint Benoit Durteste as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC ORD	ICP LN	N/A

Proposal 12: That the directors be generally and unconditionally authorized for the purposes of section 551 of the Companies Act 2006 (the “Act”), to exercise all the powers of the Company to allot shares and grant rights to subscribe for, or convert any security into, shares: (a) up to an aggregate nominal amount(within the meaning of section 551(3) and (6) of the Act) of GBP 26,679,347 (such amount to be reduced by the nominal amount allotted or granted under (b) below in excess of

				Board of Directors	Yes	For	For Mgt

such sum); and (b) comprising equity securities (as defined in section 560 of the Act) up to an aggregate nominal amount (within the meaning of section 551(3) and (6) of the Act) of GBP 53,358,694 (such amount to be reduced by any allotments or grants made under (a) above) in connection with or pursuant to an offer by way of rights issue in favour of holders or ordinary shares in proportion (as nearly as practicable) to the respective number of ordinary shares held by them on the record date for such allotment (and holders of any other class of equity securities entitled to participate therein or if the directors consider it necessary, as permitted by the rights of those securities), but subject to such exclusions or other arrangements as the directors may consider necessary or appropriate to deal with fractional entitlements, treasure shares, record dates or legal, regulatory or practical difficulties which may arise under the laws of, or the requirements of any regulatory body or stock exchange in any territory or any other matter whatsoever, these authorizations to expire at the conclusion of the next Annual General Meeting of the Company (or, if earlier, on 30 September 2013), (save that the Company may before such expiry make any offer or agreement which would or might require shares to be allotted or rights to be granted, after such expiry and the directors may allot shares, or grant rights to subscribe for or to convert any security into shares, in pursuance of any such offer or agreement as if the authorizations conferred hereby had not expired)

Intermediate Capital Group PLC ORD	ICP LN	N/A

Proposal 13: That, subject to the passing of Resolution 12 set out in this Notice of the 2012 Annual general Meeting, the directors be giving the power pursuant to section 570(1) and 573 of the Companies Act 2006 (the “Act”)to: (a) allot equity securities (as defined in section 560 of the Act) of the Company for cash pursuant to the authorization conferred by the resolution; and (b) sell ordinary shares (as defined in

			Board of Directors	Yes	For	For Mgt

section 560(1) of the Act) held by the Company as treasury shares for cash, as if section 561 of the Act did not apply to any such allotment of sale, provided that this power shall be limited to the allotment of equity securities for cash and the sale of treasury shares: (i) in connection with or pursuant to an offer of or invitation to acquire equity securities (but in the case of the authorization granted under Resolution 12(b), by way of a rights issues only) in favour of holders of ordinary shares in proportion (as nearly as practicable) to the respective number or ordinary shares held by them on the record date for such allotment or sale (and holders of any other class of equity securities entitled to participate therein or if the directors consider it necessary, as permitted by the rights of those securities) but subject to such exclusions or other arrangements as the directors may consider necessary or appropriate to deal with fractional entitlements, treasury shares, record dates or legal regulatory or practical difficulties which may arise under the laws of or the requirements of any regulatory body or stock exchange in any territory or any other matter whatsoever; and (ii) in the case of the authorization granted under Resolution 12(a) above (or in the case of any transfer of treasury shares), and otherwise than pursuant to paragraph(i) of this resolution, up to an aggregate nominal amount of GBP 4,001,902 and shall expire at the conclusion of the next Annual General Meeting of the Company (or, if earlier, on 30 September 2013), save that the Company may before such expiry make any offer or agreement that would or might require equity securities to be allotted, or treasury shares to be sold, after such expiry and the directors may allot equity securities, or sell treasury shares in pursuance of any such offer or agreement as if the power conferred herby had not expired

Intermediate Capital Group PLC ORD	ICP LN	N/A

Proposal 14: That the Company is generally and unconditionally authorized for the purposes of section 701 of the Act to make market purchases (within the meaning of section 693(4) of the Act) of any of its ordinary shares of 20 pence each in the capital of the Company on such terms and in such manner as the directors may from time to time determine provided that: (a) the maximum number of ordinary shares which may be purchased is 40,019,020 representing approximately 10 percent of the issued share is 20 pence which amount shall be exclusive of expenses, if any; (c) that maximum price (exclusive of expenses) that may be paid for each ordinary share is an amount equal to 105 percent of the average of the middle market quotations for the ordinary shares of the Company as derived from the Dally Official List of the London Stock Exchange plc for the five business days immediately preceding the day on which such share is contracted to be purchased; (d)

			Board of Directors	Yes	For	For Mgt

unless previously renewed, revoked or varied, this authority shall expire at the conclusion of the next Annual General Meeting of the Company (or, if earlier, on 30 September 2013); and (e) the Company may, before this authority expires, make a contract to purchase ordinary shares that would or might be executed wholly or partly after the expiry of this authority, and may make purchases or ordinary shares pursuant to it as if this authority had not expired

Intermediate Capital Group PLC ORD	ICP LN	N/A	Proposal 15: That a general meeting of the Company (other than an Annual General Meeting) may be called on not less than 14 clear days’ notice	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A

Proposal 1: PLEASE NOT THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Motion by the Requiring Shareholders for the distribution of an extraordinary dividend to be charged against the share premium account or to take the legal form so determined at the Meeting in the amount of EUR 1.78 per share

				Shareholder	Yes	Against	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A

Proposal 2: Motion by the Board of Directors for the distribution of an extraordinary dividend to be charged against the share premium account in the amount of EUR 1 per share, conditional upon the rejection of the motion submitted by the Requiring Shareholders for the distribution of an extraordinary dividend with a charge against the share premium account or taking the legal form so determined at the Meeting in the amount of EUR 1.78 per share, as set forth in the preceding agenda item

				Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal 0.4: Approve remuneration report	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal 0.5: Approve financial statements, allocation of income, and dividends of EUR 2.45 per share	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal 0.6: Approve discharge of directors	Board of Directors	Yes	For	For Mgt

Gimv NV ORD	GIMB BB	N/A	Proposal 0.7: Approve discharge of auditors	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal 0.8A: Elect Koen Dejonckheere as director	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal 0.8B: Elect Emile Van Der Burg as independent director	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal 0.8C: Elect Eric Spiessens as director	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal 0.8D: Indicate Dirk Boogmans as independent board member	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal 0.9: Approve remuneration of directors	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal 0.10: Receive announcements on the appointment of auditor reitem 11	Board of Directors	Yes	For	For Mgt

Gimv NV ORD	GIMB BB	N/A	Proposal 0.11: Ratify Ernst and young as auditors and approve auditors remuneration	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal E.12B: Authorize board to issue in the event of a public tender offer or share exchange offer and renew authorization to increase share capital within the framework of authorized capital	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal E.13A: Authorize board to repurchase shares in the event of a serious and imminent harm	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal E.13B: Authorize repurchase of up to 20 percent of issued share capital	Board of Directors	Yes	For	For Mgt
Gimv NV ORD	GIMB BB	N/A	Proposal E.14: Authorize implementation of approved resolutions and filing of required documents/formalities at trade registry	Board of Directors	Yes	For	For Mgt
Better Capital PCC Ltd.	BCAP LN	N/A	Proposal 1: To receive and adopt the audited accounts, the Directors’ report, and the Auditors’ report for the period from 1 April 2011 to 31 March 2012	Board of Directors	Yes	For	For Mgt

Better Capital PCC Ltd.	BCAP LN	N/A	Proposal 2: To approve the Directors’ remuneration for the period 1 April 2011 to 31 March 2012	Board of Directors	Yes	For	For Mgt
Better Capital PCC Ltd.	BCAP LN	N/A	Proposal 3: To re-appoint Mark Huntley as Director of the Company, retiring in accordance with the UKLA Listing Rules	Board of Directors	Yes	For	For Mgt
Better Capital PCC Ltd.	BCAP LN	N/A	Proposal 4: To re-appoint BDO Limited, who have indicated their willingness to continue in office, as Auditors of the Company and to hold office until the next Annual General Meeting	Board of Directors	Yes	For	For Mgt
Better Capital PCC Ltd.	BCAP LN	N/A	Proposal 5: To authorize the Directors to determine BDO Limited’s remuneration	Board of Directors	Yes	For	For Mgt
Better Capital PCC Ltd.	BCAP LN	N/A

Proposal 6: To approve, as special business which will be proposed as an Ordinary Resolution, that the Company generally be and is hereby authorized for the purposes of the Companies (Guernsey) Law, 2008 as amended (the “Law”) to make market acquisitions (as defined in the Law)of the ordinary shares in the capital of the 2009 Cell of the Company (the “2009 Cell”) of nil par value each (the “2009 Shares”), provided that: a. The maximum number

				Board of Directors	Yes	For	For Mgt

of 2009 Shares immediately following this annual general meeting; b. The minimum price (exclusive of expenses) which may be paid for such shares is GBP 0.01 per 2009 Share; c. The maximum price (exclusive of expenses) payable by the Company which may be paid for the 2009 Shares shall be equal to 105 percent of the average of the middle market quotations for the 2009 Shares as derived from the daily Official List of the London Stock Exchange for the five business days immediately preceding the day on which the purchase is made; d. The authority hereby conferred shall (unless previously renewed or revoked) expire at the end of the annual general meeting of the Company to be held in 2013 or, if earlier, the date falling eighteen months from the passing of these resolutions; e. The Company may make a contract to purchase its 2009 Shares under the authority hereby conferred prior to the expiry of such authority which will or may be executed wholly or partly after the expiry of such authority, and may make a purchase of its own 2009 Shares in pursuance of any such contract notwithstanding the expiry of the authority given by this resolution; and f. Any 2009 Share acquired by the Company pursuant to the above authority shall be acquired by the Company acting in respect of the 2009 Cell and may, subject to the requirements of the Law, be held as a treasury share in accordance with the Law or be cancelled by the Company

Better Capital PCC Ltd.	BCAP LN	N/A

Proposal 7: To approve, as special business which will be proposed as an Ordinary Resolution, that the Company generally be and is hereby authorized for the purposes of the Companies (Guernsey) Law, 2008 as amended (the “Law”) to make market acquisitions (as defined in the Law) of the ordinary shares in the capital of the 2012 Cell of the Company (the “2012 Cell”) of nil par value each (the “2012 Shares”), provided that a. The maximum number of 2012 Shares authorised to be purchased shall be 14.99 percent of the Company’s issued 2012 Shares immediately following this

			Board of Directors	Yes	For	For Mgt

annual general meeting; b. The minimum price (exclusive of expenses) which may be paid for such shares is GBP 0.01 per 2012 Share; c. The maximum price (exclusive to expenses) payable by the Company which may be paid for the 2012 Shares shall be equal to 105 percent of the average of the middle market quotations for the 2012 Shares as derived from the daily Official List of the London Stock Exchange for the five business days immediately preceding the day on which the purchase is made; d. The authority hereby conferred shall (unless previously renewed or revoked) expire at the end of the annual general meeting of the Company to be held in 2013 or, if earlier, the date falling eighteen months from the passing of these resolutions; e. The Company may make a contract to purchase its 2012 Shares under the authority hereby conferred prior to the expiry of such authority which will or may be executed wholly or partly after the expiry of such authority, and may make a purchase of its own 2012 Shares in pursuance of any such contract notwithstanding the expiry of the authority given by this resolution; and f. Any 2012 Share acquired by the Company pursuant to the above authority shall be acquired by the Company acting in respect of the 2012 Cell and may, subject to the requirements of the Law, be held as a treasury share in accordance with the Law or be cancelled by the Company

Better Capital PCC Ltd.	BCAP LN	N/A

Proposal 8: To approve, as special business which will be proposed as a Special Resolution, that the Directors of the Company from time to time (the “Board”) be and are hereby generally empowered in accordance with the Company’s Articles of Incorporation (in substitution for any existing such power or authority) to issue, grant rights to subscribe for, or grant rights to convert any security into up to: (i) the aggregate number of ordinary shares in the capital of the 2012 Cell of the Company (the “2012 Cell”) of nil par value each (the “2012 Shares”) as represent no more than 5 percent of the existing issued 2012 Shares already admitted to trading

			Board of Directors	Yes	For	For Mgt

on the London Stock Exchange’s main market for listed securities immediately following this annual general meeting; and (ii) in any rolling three-year period, such number of 2012 Shares as constitutes no more than 7.5 percent of the existing issued 2012 Shares already admitted to trading on the London Stock Exchange’s main market for listed securities immediately following this annual general meeting provided that: a. This power shall (unless previously revoked, varied or renewed by the Company) expire on the conclusion of the annual general meeting of the holders of the 2012 Shares to be held in 2013, save that the Company may make prior to such expiry any offer or agreement which would or might require shares to be issued, or rights to be granted, after the expiry of such period and the Board may issue shares or grant rights pursuant to such on offer or agreement notwithstanding the expiry of the authority given by this resolution; abd b. This power shall be limited to the issue of 2012 Shares
Better Capital PCC Ltd.	BCAP LN	N/A

Proposal 1: To approve, as special business which will be proposed as an Ordinary Resolution, that the Company generally be and is hereby authorized for the purposes of the Companies (Guernsey) Law, 2008 as amended (the “Law”) to make market acquisitions (as defined by the Law) of the 2009 Shares provided that: a. The maximum number of 2009 Shares authorized to be purchased shall be 14.99 percent, of the 2009 Cell of the Company’s issued 2009 Shares immediately following this annual general meeting; b. The minimum price (exclusive of expenses) which may be paid for such shares is GBP 0.01 per 2009 Share; c. The maximum price (exclusive of expenses) payable by the Company, acting through the 2009 Cell, which may be paid for 2009 Shares shall be equal to 105 percent, of the average middle market quotation for the 2009 Shares as derived from the daily Official List

				Board of Directors	Yes	For	For Mgt

of the London Stock Exchange for the five business days immediately preceding the day on which the purchase is made; d. The authority hereby conferred shall (unless previously renewed or revoked) expire at the end of the annual general meeting of the 2009 Cell to be held in 2013 or, if earlier, the date falling eighteen months from the passing of these resolutions; e. The Company may make a contract to purchase its own 2009 Shares under that authority hereby conferred prior to the expiry of such authority which will or may be executed wholly or partly after the expiry of such authority, and may make a purchase of its own 2009 Shares in pursuance of any such contract notwithstanding the expiry of the authority given by this resolution; and f. Any 2009 Share acquired by the Company pursuant to the above authority shall be acquired by the Company acting in respect of the 2009 Cell and may, subject to the requirements of the Law, be held as a treasury share in accordance with the Law or be cancelled by the Company

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly  caused  this  report  to be  signed  on its  behalf by the undersigned,  thereunto duly authorized.

Registrant	Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President

Date	August 30, 2013